Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Entity Registrant Name	Canopy Growth Corp
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001737927
Document Type	8-K
Document Period End Date	Dec. 21, 2020
Entity Incorporation State Country Code	Z4
Entity File Number	001-38496
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	(855)
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false